INCOME TAXES - UNRECOGNIZED TAX BENEFITS (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
INCOME TAXES
Unrecognized tax benefits	¥ 95,475,000		¥ 21,558,000			$ 14,674,000
Unrecognized tax benefit presented on a net basis against the deferred tax assets related to tax loss carry forwards	¥ 51,225,000		6,725,000			$ 7,873,000
Period in which the amount of unrecognized tax benefits will change	12 months	12 months
Penalty expense	¥ 658,000		14,708,000	$ 2,261,000	¥ 2,206,000
Interest expense	2,249,000	$ 346,000	868,000		1,619,000
Roll-forward of accrued unrecognized tax benefits
Balance beginning	16,745,000	2,574,000	18,165,000
Increase based on tax positions related to the current year	74,419,000	11,438,000
Decrease of tax positions related to prior year	(502,000)	(77,000)	(1,420,000)
Reclassified from liabilities held for sale (Note 10)	4,813,000	740,000
Balance ending	¥ 95,475,000	$ 14,675,000	¥ 16,745,000	$ 2,574,000	¥ 18,165,000